Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Revenue from Contracts with Customers
Note 14:	Revenue from Contracts with Customers

Overview

The Company recognizes revenue when the Company has satisfied its obligation and control is transferred to the customer.  The amount of revenue recognized includes adjustments for any variable consideration, such as rebates, sales discounts, liquidated damages, etc., which are included in the transaction price, and allocated to each performance obligation.  The variable consideration is estimated throughout the course of the contract using the Company’s best estimates.  Judgments impacting variable consideration related to material rebate and sales discount programs, and significant contracts containing liquidated damage clauses are governed by management review processes.

The majority of the Company’s revenues are derived from short duration contracts and revenue is recognized at a single point in time when control is transferred to the customer, generally at shipment or when delivery has occurred or services have been rendered.

The Company has certain long duration engineered to order (“ETO”) contracts that require highly engineered solutions designed to customer specific applications.  For contracts where the contractual deliverables have no alternative use and the contract termination clauses provide for the recovery of cost plus a reasonable margin, revenue is recognized over time based on the Company’s progress in satisfying the contractual performance obligations, generally measured as the ratio of actual costs incurred to date to the estimated total costs to complete the contract.  For contracts with termination provisions that do not provide for recovery of cost and a reasonable margin, revenue is recognized at a point in time, generally at shipment or delivery to the customer.  Identification of performance obligations, determination of alternative use, assessment of contractual language regarding termination provisions, and estimation of total project costs are all significant judgments required in the application of ASC 606.

Contractual specifications and requirements may be modified.  The Company considers contract modifications to exist when the modification either creates new or changes the existing enforceable rights and obligations.  In the event a contract modification is for goods or services that are not distinct in the contract, and therefore, form part of a single performance obligation that is partially satisfied as of the modification date, the effect of the contract modification on the transaction price and the Company’s measure of progress for the performance obligation to which it relates, is recognized on a cumulative catch-up basis.

Taxes assessed by a government authority that are both imposed on and concurrent with a specific revenue-producing transaction, that are collected by the Company from a customer, are excluded from revenue.  Sales commissions are due at either collection of payment from customers or recognition of revenue.  Applying the practical expedient from ASC 340-40-25-4, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Company otherwise would have recognized is one year or less.  These costs are included in “Selling and administrative expenses” in the Consolidated Statements of Operations.

Disaggregation of Revenue

The following table provides disaggregated revenue by reportable segment for the year ended December 31, 2019.

	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Primary Geographic Markets
United States	$484.0	$140.7	$373.3	$998.0
Other Americas	132.5	14.4	40.8	187.7
Total Americas	$616.5	$155.1	$414.1	$1,185.7
EMEA	765.7	112.1	13.4	891.2
Asia Pacific	318.7	49.4	6.9	375.0
Total	$1,700.9	$316.6	$434.4	$2,451.9

Product Categories
Original equipment(1)	$1,152.0	$303.4	$69.8	$1,525.2
Aftermarket(2)	548.9	13.2	364.6	926.7
Total	$1,700.9	$316.6	$434.4	$2,451.9

Pattern of Revenue Recognition
Revenue recognized at point in time(3)	$1,561.5	$316.6	$434.4	$2,312.5
Revenue recognized over time(4)	139.4	—	—	139.4
Total	$1,700.9	$316.6	$434.4	$2,451.9

The following table provides disaggregated revenue by reportable segment for the year ended December 31, 2018.

	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Primary Geographic Markets
United States	$491.1	$121.5	$573.3	$1,185.9
Other Americas	125.2	2.9	76.1	204.2
Total Americas	$616.3	$124.4	$649.4	$1,390.1
EMEA	809.9	108.6	15.2	933.7
Asia Pacific	313.4	47.2	5.4	366.0
Total	$1,739.6	$280.2	$670.0	$2,689.8

Product Categories
Original equipment(1)	$1,182.0	$270.1	$183.9	$1,636.0
Aftermarket(2)	557.6	10.1	486.1	1,053.8
Total	$1,739.6	$280.2	$670.0	$2,689.8

Pattern of Revenue Recognition
Revenue recognized at point in time(3)	$1,630.3	$280.2	$670.0	$2,580.5
Revenue recognized over time(4)	109.3	—	—	109.3
Total	$1,739.6	$280.2	$670.0	$2,689.8

(1)
Revenues from sales of capital equipment within the Industrials Technologies and Services and High Pressure Solutions Segments and sales of components to original equipment manufacturers in the Precision and Science Technologies Segment.

(2)
Revenues from sales of spare parts, accessories, other components and services in support of maintaining customer owned, installed base of the Company’s original equipment.  Service revenue represents less than 10% of consolidated revenue.

(3)
Revenues from short and long duration product and service contracts recognized at a point in time when control is transferred to the customer generally when product delivery has occurred and services have been rendered.

(4)
Revenues primarily from long duration ETO product contracts and certain contracts for the delivery of a significant volume of substantially similar products recognized over time as contractual performance obligations are completed.

Performance Obligations

The majority of the Company’s contracts have a single performance obligation as the promise to transfer goods and/or services. For contracts with multiple performance obligations, the Company utilizes observable prices to determine standalone selling price or cost plus margin if a standalone price is not available. The Company has elected to account for shipping and handling activities as fulfillment costs and not a separate performance obligation. If control transfers and related revenue is recognized for the related good before the shipping and handling activities occur, the related costs of those shipping and handling activities are accrued.

The Company’s primary performance obligations include delivering standard or configured to order (“CTO”) goods to customers, designing and manufacturing a broad range of equipment customized to a customer’s specifications in ETO arrangements, rendering of services (maintenance and repair contracts), and certain extended or service type warranties. For incidental items that are immaterial in the context of the contract, costs are expensed as incurred or accrued at delivery.

As of December 31, 2019, for contracts with an original duration greater than one year, the Company expects to recognize revenue in the future related to unsatisfied (or partially satisfied) performance obligations of $156.3 million in the next twelve months and $52.4 million in periods thereafter. The performance obligations that are unsatisfied (or partially satisfied) are primarily related to orders for goods or services that were placed prior to the end of the reporting period and have not been delivered to the customer, on-going work on ETO contracts where revenue is recognized over time and service contracts with an original duration greater than one year.

Contract Balances

The following table provides the contract balances as of December 31, 2019 and December 31, 2018 presented in the Consolidated Balance Sheets.

	December 31, 2019	December 31, 2018
Accounts receivable	$459.1	$525.4
Contract assets	29.0	19.6
Contract liabilities	51.7	69.6

Accounts receivable – Amounts due where the Company’s right to receive cash is unconditional.

Contract assets – The Company’s rights to consideration for the satisfaction of performance obligations subject to constraints apart from timing.  Contract assets are transferred to receivables when the right to collect consideration becomes unconditional.  Contract assets are presented net of progress billings and related advances from customers.

Contract liabilities – Advance payments received from customers for contracts for which revenue is not yet recognized. Contract liability balances are generally recognized in revenue within twelve months.

Contract assets and liabilities are reported on the Consolidated Balance Sheets on a contract-by-contract basis at the end of each reporting period.  Contract assets and liabilities are presented net on a contract level, where required.

Payments from customers are generally due 30-60 days after invoicing.  Invoicing for sales of standard products generally coincides with shipment or delivery of goods.  Invoicing for CTO and ETO contracts typically follows a schedule for billing at contractual milestones.  Payment milestones normally include down payments upon the contract signing, completion of product design, completion of customer’s preliminary inspection, shipment or delivery, completion of installation, and customer’s on-site inspection.  The timing of revenue recognition, billings and cash collections results in billed accounts receivable, unbilled receivables (contract assets) and customer advances and deposits (contract liabilities) on the Consolidated Balance Sheets.

The Company has elected the practical expedient from ASC 606-10-32-18 and does not adjust the transaction price for the effects of a financing component if, at contract inception, the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.